Investment Objectives and Goals - Amplify HACK Cybersecurity Covered Call ETF	Jan. 16, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY HACK CYBERSECURITY COVERED CALL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to balance high income and capital appreciation through investment exposure to cybersecurity companies and a covered call strategy.